CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net (loss) income	$ 3,010	$ 348	$ (10,662)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of property, plant and equipment	2,109	1,929	2,073
Allowance for doubtful accounts receivable		(101)	(56)
Amortization of land use right	36	33	34
Amortization of acquired intangible assets	1,803	1,901	2,833
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")	(995)	(225)	(226)
Write down of inventories	232	378	294
(Gain) loss on disposal of property, plant and equipment	28	42	(5)
Loss on disposal of intangible assets	4
Impairment loss recognized in respect of goodwill	468
Impairment loss recognised in respect of intangible assets	420
Remeasurement gain on equity interest on acquisition of a subsidiary		(494)
Fair value change in trading securities	(4)	2	(40)
Investment income from other investment	(268)
Gain on disposal of other investments	(195)	(137)
Share-based compensation	1,928	1,532	4,006
Deferred tax	428	422	484
Share of net loss of equity method investees	1,113	781	826
Gain on deemed disposal of a subsidiary			(1,736)
Other-than-temporary impairment loss on investments			7,407
Changes in operating assets and liabilities:
Accounts receivable	(947)	150	(1,305)
Amounts due from a related party	550	(39)	967
Notes receivable			74
Inventories	(2,632)	222	3,152
Prepaid expenses and other current assets	1,736	(1,326)	(526)
Amount due from an equity method investee	47	410	(492)
Accounts payable	1,310	(32)	(301)
Accrued expenses and other current liabilities	(3,002)	(1,680)	1,597
Income tax payable	94	14	(93)
Deposit paid for acquisition of land use right		(901)
Rental deposit paid	(8)	(1)	(7)
Net cash provided by operating activities	7,265	2,763	27,637
Investing activities:
Investment in equity method investees	(9,676)	(5,606)	(1,500)
Investment income from an other investment	268
Proceeds from the disposal of other investments	195	1,251	44
Purchase of another investment	(13,727)
Proceeds from disposal of property, plant and equipment	34	21	30
Increase in deposit paid for acquisition of property, plant and equipment			(1,733)
Proceeds from redemption of marketable securities	278,568	77,657	91,066
Purchase of marketable securities	(272,240)	(100,498)	(53,833)
Purchase of property, plant and equipment	(7,472)	(8,851)	(6,613)
Purchase of intangible assets	(2,642)	(1,762)	(3,074)
Deposit paid for acquisition of intangible assets		(2,408)
Decrease in restricted cash			440
Decrease in time deposits	34	28	7
Disposal of a subsidiary, net of cash equivalent disposed		(10,110)	(2,707)
Acquisition of a subsidiary, net of cash and cash equivalent acquired		(937)
Net cash provided by (used in) investing activities	(26,658)	(51,215)	22,127
Financing activities:
Receipt of amount due from a former subsidiary		11,020
Raise of short-term bank loans	12,000
Repayment of short-term bank loans			(2)
Advance subsidy from local authorities of Zhuhai, the PRC	711	302	750
Repurchase of ordinary shares	(6,251)	(9,019)	(10,130)
Proceeds from exercise of stock options	671	316
Proceeds on issue of shares of subsidiary			1,885
Net cash (used in) provided by financing activities	7,131	2,619	(7,497)
Net increase (decrease) in cash and cash equivalents	(12,262)	(45,833)	42,267
Cash and cash equivalents at the beginning of the year	42,872	87,706	45,435
Effect of exchange rate changes on cash	2,597	999	4
Cash and cash equivalents at the end of the year	33,207	42,872	87,706
Cash paid during the period for:
Interest	(144)		(57)
Income taxes	(207)	(180)	(144)
Non-cash investing activities
Purchases of intangible assets	2,353	(536)	(161)
Purchases of property, plant and equipment	(1,702)	(2,305)	(928)
Transfer of an investment in equity method investee to other investment	804
Sale
Changes in operating assets and liabilities:
Trading securities		5	30,649
Acquisition
Changes in operating assets and liabilities:
Trading securities		$ (470)	$ (11,310)